Stock Based Compensation - Restricted Stock and Restricted Stock Units, during Period (Details) - $ / shares			6 Months Ended	12 Months Ended
	Mar. 26, 2018	Nov. 09, 2017	Jun. 30, 2018	Dec. 31, 2017
Restricted Stock
Restricted Stock and Restricted Stock Units
Outstanding at beginning of period (shares)			105,666	0
Granted (shares))			114,360	105,666
Forfeited (shares)			0	0
Vested (shares)			0	0
Outstanding at end of period (shares)			220,026	105,666
Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 7.95	$ 0.00
Granted (USD per share)			7.25	7.95
Forfeited (USD per share)			0.00	0.00
Vested (USD per share)			0.00	0.00
Outstanding at end of period (USD per share)			$ 7.59	$ 7.95
Restricted Stock Units
Restricted Stock and Restricted Stock Units
Outstanding at beginning of period (shares)			713,939	0
Granted (shares))		713,939	509,366	713,939
Forfeited (shares)			(237,970)	0
Vested (shares)			(20,886)	0
Outstanding at end of period (shares)			964,449	713,939
Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 9.88	$ 0.00
Granted (USD per share)			6.61	9.88
Forfeited (USD per share)			9.88	0.00
Vested (USD per share)			8.30	0.00
Outstanding at end of period (USD per share)			$ 8.18	$ 9.88
Market Based Performance Restricted Stock Units
Restricted Stock and Restricted Stock Units
Outstanding at beginning of period (shares)			0
Granted (shares))	432,973		432,973
Forfeited (shares)			0
Vested (shares)			(5,021)
Outstanding at end of period (shares)			427,952	0
Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 0.00
Granted (USD per share)	$ 8.99		8.99
Forfeited (USD per share)			0.00
Vested (USD per share)			8.99
Outstanding at end of period (USD per share)			$ 8.99	$ 0.00
Cash-Settled Restricted Stock Units
Restricted Stock and Restricted Stock Units
Outstanding at beginning of period (shares)			0
Granted (shares))			98,743
Forfeited (shares)			0
Vested (shares)			(5,021)
Outstanding at end of period (shares)			93,722	0
Grant Date Fair Value
Outstanding at beginning of period (USD per share)			$ 0.00
Granted (USD per share)			6.62
Forfeited (USD per share)			0.00
Vested (USD per share)			6.60
Outstanding at end of period (USD per share)			$ 6.62	$ 0.00